UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Vollero Beach Capital Partners LLC

Address:   777 Third Avenue
           14th Floor
           New York, NY 10017


Form 13F File Number: 028-14279


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lubman
Title:  Chief Financial Officer
Phone:  (212) 584-4784

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lubman                 New York, NY                       2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              81

Form 13F Information Table Value Total:  $    1,023,420
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14281             Robert A. Vollero, Jr.
----  --------------------  ----------------------------------------------------
2     028-14280             Gentry T. Beach
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGRIUM INC                   COM             008916108   13,564   135,818 SH       DEFINED    1,2        135,818      0    0
ANADARKO PETE CORP           COM             032511107   11,900   160,137 SH       DEFINED    1,2        160,137      0    0
BAKER HUGHES INC             COM             057224107   12,075   295,600 SH       DEFINED    1,2        295,600      0    0
BALL CORP                    COM             058498106    6,060   135,423 SH       DEFINED    1,2        135,423      0    0
BERRY PLASTICS GROUP INC     COM             08579W103    1,613   100,298 SH       DEFINED    1,2        100,298      0    0
CABOT OIL & GAS CORP         COM             127097103   25,589   514,465 SH       DEFINED    1,2        514,465      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105    5,807   102,851 SH       DEFINED    1,2        102,851      0    0
CARRIZO OIL & CO INC         COM             144577103    4,969   237,510 SH       DEFINED    1,2        237,510      0    0
CELANESE CORP DEL            COM SER A       150870103    6,842   153,641 SH       DEFINED    1,2        153,641      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109   17,775   383,500 SH       DEFINED    1,2        383,500      0    0
COBALT INTL ENERGY INC       COM             19075F106   10,150   413,293 SH       DEFINED    1,2        413,293      0    0
CONTINENTAL RESOURCES INC    COM             212015101   12,652   172,166 SH       DEFINED    1,2        172,166      0    0
CONTINENTAL RESOURCES INC    COM             212015101    3,675    50,000     PUT  DEFINED    1,2         50,000      0    0
CUMMINS INC                  COM             231021106   12,666   116,903 SH       DEFINED    1,2        116,903      0    0
DANA HLDG CORP               COM             235825205    5,439   348,444 SH       DEFINED    1,2        348,444      0    0
DANAHER CORP DEL             COM             235851102   12,157   217,472 SH       DEFINED    1,2        217,472      0    0
DRIL-QUIP INC                COM             262037104    2,273    31,112 SH       DEFINED    1,2         31,112      0    0
EASTMAN CHEM CO              COM             277432100   29,440   432,619 SH       DEFINED    1,2        432,619      0    0
ENERGEN CORP                 COM             29265N108   10,140   224,884 SH       DEFINED    1,2        224,884      0    0
EQT CORP                     COM             26884L109   17,887   303,280 SH       DEFINED    1,2        303,280      0    0
FLOWSERVE CORP               COM             34354P105    7,097    48,347 SH       DEFINED    1,2         48,347      0    0
FMC TECHNOLOGIES INC         COM             30249U101   14,345   334,933 SH       DEFINED    1,2        334,933      0    0
GENESEE & WYO INC            CL A            371559105    5,546    72,894 SH       DEFINED    1,2         72,894      0    0
GRACE W R & CO DEL NEW       COM             38388F108   38,033   565,711 SH       DEFINED    1,2        565,711      0    0
GULFPORT ENERGY CORP         COM NEW         402635304   16,244   425,000     CALL DEFINED    1,2        425,000      0    0
GULFPORT ENERGY CORP         COM NEW         402635304   63,956 1,673,363 SH       DEFINED    1,2      1,673,363      0    0
H & E EQUIPMENT SERVICES INC COM             404030108    1,511   100,297 SH       DEFINED    1,2        100,297      0    0
HALCON RES CORP              COM NEW         40537Q209   25,260 3,650,333 SH       DEFINED    1,2      3,650,333      0    0
HEARTLAND EXPRESS INC        COM             422347104    2,069   158,276 SH       DEFINED    1,2        158,276      0    0
HELIX ENERGY SOLUTIONS GRP I COM             42330P107    3,616   175,194 SH       DEFINED    1,2        175,194      0    0
HELMERICH & PAYNE INC        COM             423452101    2,523    45,045 SH       DEFINED    1,2         45,045      0    0
HOLLYFRONTIER CORP           COM             436106108    9,116   195,838 SH       DEFINED    1,2        195,838      0    0
ISHARES INC                  MSCI GERMAN     464286806   28,313 1,146,276 SH       DEFINED    1,2      1,146,276      0    0
ISHARES INC                  MSCI EMU INDEX  464286608   36,402 1,087,924 SH       DEFINED    1,2      1,087,924      0    0
KODIAK OIL & GAS CORP        COM             50015Q100   10,908 1,232,529 SH       DEFINED    1,2      1,232,529      0    0
MAGNUM HUNTER RES CORP DEL   COM             55973B102    8,013 2,008,233 SH       DEFINED    1,2      2,008,233      0    0
MANITOWOC INC                COM             563571108    3,080   196,430 SH       DEFINED    1,2        196,430      0    0
MARATHON OIL CORP            COM             565849106    2,642    86,171 SH       DEFINED    1,2         86,171      0    0
MARATHON PETE CORP           COM             56585A102   13,445   213,415 SH       DEFINED    1,2        213,415      0    0
MASTEC INC                   COM             576323109    3,430   137,598 SH       DEFINED    1,2        137,598      0    0
MCDERMOTT INTL INC           COM             580037109    6,233   565,599 SH       DEFINED    1,2        565,599      0    0
MOHAWK INDS INC              COM             608190104    9,554   105,608 SH       DEFINED    1,2        105,608      0    0
MONSANTO CO NEW              COM             61166W101   23,344   246,634 SH       DEFINED    1,2        246,634      0    0
OASIS PETE INC NEW           COM             674215108   33,710 1,060,076 SH       DEFINED    1,2      1,060,076      0    0
OCCIDENTAL PETE CORP DEL     COM             674599105   22,101   288,488 SH       DEFINED    1,2        288,488      0    0
OCCIDENTAL PETE CORP DEL     COM             674599105   11,499   150,100     PUT  DEFINED    1,2        150,100      0    0
OCEAN RIG UDW INC            SHS             Y64354205    1,697   113,697 SH       DEFINED    1,2        113,697      0    0
OSHKOSH CORP                 COM             688239201    5,319   179,384 SH       DEFINED    1,2        179,384      0    0
PACIFIC DRILLING SA LUXEMBOU REG SHS         L7257P106    3,530   373,954 SH       DEFINED    1,2        373,954      0    0
PACKAGING CORP AMER          COM             695156109   12,775   332,082 SH       DEFINED    1,2        332,082      0    0
PARKER HANNIFIN CORP         COM             701094104    9,790   115,090 SH       DEFINED    1,2        115,090      0    0
PIONEER NAT RES CO           COM             723787107   42,704   400,635 SH       DEFINED    1,2        400,635      0    0
PIONEER NAT RES CO           COM             723787107   18,696   175,400     PUT  DEFINED    1,2        175,400      0    0
PLAINS EXPL& PRODTN CO       COM             726505100   15,026   320,114 SH       DEFINED    1,2        320,114      0    0
POTASH CORP SASK INC         COM             73755L107    2,763    67,900 SH       DEFINED    1,2         67,900      0    0
PPG INDS INC                 COM             693506107    7,392    54,614 SH       DEFINED    1,2         54,614      0    0
PRIMORIS SVCS CORP           COM             74164F103    3,017   200,592 SH       DEFINED    1,2        200,592      0    0
QUANTA SVCS INC              COM             74762E102    5,613   205,667 SH       DEFINED    1,2        205,667      0    0
QUICKSILVER RESOURCES INC    COM             74837R104    6,159 2,153,559 SH       DEFINED    1,2      2,153,559      0    0
RANGE RES CORP               COM             75281A109    4,341    69,098 SH       DEFINED    1,2         69,098      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
RANGE RES CORP               COM             75281A109   12,579   200,200     PUT  DEFINED    1,2        200,200      0    0
ROWAN COMPANIES PLC          SHS CL A        G7665A101    6,290   201,142 SH       DEFINED    1,2        201,142      0    0
SANDRIDGE ENERGY INC         COM             80007P307    4,376   689,197 SH       DEFINED    1,2        689,197      0    0
SANDRIDGE ENERGY INC         COM             80007P307   23,538 3,706,900     CALL DEFINED    1,2      3,706,900      0    0
SANDRIDGE ENERGY INC         COM             80007P307    9,536 1,501,700     PUT  DEFINED    1,2      1,501,700      0    0
SCORPIO TANKERS INC          SHS             Y7542C106    3,884   546,204 SH       DEFINED    1,2        546,204      0    0
SEADRILL PARTNERS LLC        COMUNIT REP LB  Y7545W109    3,217   125,406 SH       DEFINED    1,2        125,406      0    0
SM ENERGY CO                 COM             78454L100   39,210   751,000     CALL DEFINED    1,2        751,000      0    0
STONE ENERGY CORP            COM             861642106    3,080   150,100     CALL DEFINED    1,2        150,100      0    0
SUNCOR ENERGY INC NEW        COM             867224107   20,134   610,501 SH       DEFINED    1,2        610,501      0    0
SUPERIOR ENERGY SVCS INC     COM             868157108    2,073   100,025 SH       DEFINED    1,2        100,025      0    0
TALISMAN ENERGY INC          COM             87425E103    5,704   503,466 SH       DEFINED    1,2        503,466      0    0
TENNECO INC                  COM             880349105    2,696    76,785 SH       DEFINED    1,2         76,785      0    0
THE ADT CORPORATION          COM             00101J106   11,963   257,331 SH       DEFINED    1,2        257,331      0    0
TRANSOCEAN LTD               REG SHS         H8817H100   14,420   322,881 SH       DEFINED    1,2        322,881      0    0
VANTAGE DRILLING COMPANY     ORD SHS         G93205113    2,049 1,119,638 SH       DEFINED    1,2      1,119,638      0    0
WABCO HLDGS INC              COM             92927K102    4,552    69,822 SH       DEFINED    1,2         69,822      0    0
WEATHERFORD INTERNATIONAL LT REG SHS         H27013103    6,375   569,680 SH       DEFINED    1,2        569,680      0    0
WESTLAKE CHEM CORP           COM             960413102   31,603   398,524 SH       DEFINED    1,2        398,524      0    0
WHITING PETE CORP NEW        COM             966387102   35,256   812,914 SH       DEFINED    1,2        812,914      0    0
WHITING PETE CORP NEW        COM             966387102   17,400   401,200     CALL DEFINED    1,2        401,200      0    0
WHITING PETE CORP NEW        COM             966387102    6,514   150,200     PUT  DEFINED    1,2        150,200      0    0